Document And Entity Information	Apr. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 14, 2023
Entity Registrant Name	Allakos Inc.
Entity Central Index Key	0001564824
Entity Emerging Growth Company	false
Securities Act File Number	001-38582
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-4798831
Entity Address, Address Line One	825 Industrial Road, Suite 500
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	650
Local Phone Number	597-5002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	ALLK
Security Exchange Name	NONE